Impairment (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Net effect within the statement of income	$ (187)	$ 38	$ (445)	$ 64
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Net effect within the statement of income	(133)	37	(226)	50
Intangible assets other than goodwill [member]
IfrsStatementLineItems [Line Items]
Net effect within the statement of income			(165)
Non-current assets or disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Net effect within the statement of income	(57)		(57)	8
Investiments [Member]
IfrsStatementLineItems [Line Items]
Net effect within the statement of income	$ 3	$ 1	$ 3	$ 6